UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00201

MVC Capital, Inc.
(Name of Registrant)

287 Bowman Avenue
Purchase, NY 10577
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of MVC Capital, Inc. (the “Company”) to be redeemed:

6.25% Senior Notes due 2022 (CUSIP: 553829 409) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on March 26, 2020 (the “Redemption Date”).

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article XI of the Indenture, dated as of February 26, 2013 (the “Indenture”), by and between the Company and U.S. Bank National Association, as trustee (the “Trustee”), as supplemented by a supplemental Indenture, dated as of November 15, 2017 (the “Second Supplemental Indenture”), and (ii) Section 1.01(h) of the Second Supplemental Indenture.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $20,000,000 in aggregate principal amount of the $115,000,000 in aggregate principal amount of issued and outstanding Notes. The method for selecting the particular Notes to be redeemed will be determined in accordance with the applicable provisions of the Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 25th day of February, 2020.

MVC Capital, Inc.

By:	/s/ Scott Schuenke
Name: Scott Schuenke
Title: Chief Financial Officer